Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in mortgage servicing rights
Balance at beginning of year		$ 2,762
Changes in fair value:
Balance at end of year		2,847	$ 2,762
Mortgage servicing rights (MSRs)
Changes in mortgage servicing rights
Balance at beginning of year		2,762	3,036	$ 2,549
Originated mortgage servicing rights		386	302	512
Changes in fair value:
Due to change in model inputs and assumptions	[1]	372	66	723
Other changes in fair value	[2]	(673)	(642)	(748)
Amortization		0	0	0
Balance at end of year		$ 2,847	$ 2,762	$ 3,036

[1]	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
[2]	Other changes in fair value reflect changes due to customer payments and passage of time.